Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

We had $16.6 million and $7.1 million due to affiliates and zero and $0.6 million of other non-current liabilities—affiliate as of September 30, 2017 and December 31, 2016, respectively, under agreements with affiliates, as described below.

LNG Sale and Purchase Agreements

CCL has two fixed price 20-year SPAs with Cheniere Marketing International LLP (“Cheniere Marketing UK”). Under the first SPA (the “Amended Cheniere Marketing Foundation SPA”), Cheniere Marketing UK will purchase LNG from CCL for a price consisting of a fixed fee of $3.50 per MMBtu (a portion of which is subject to annual adjustment for inflation) of LNG plus a variable fee equal to 115% of Henry Hub per MMBtu of LNG. At Cheniere Marketing UK’s option, which has not been exercised yet, the Amended Cheniere Marketing Foundation SPA commences upon the date of first commercial delivery for Train 2 and includes an annual contract quantity of 40 TBtu of LNG. The second SPA (the “Cheniere Marketing Base SPA”) allows Cheniere Marketing UK to purchase, at its option, (1) up to a cumulative total of 150 TBtu of LNG within the commissioning periods for Trains 1 through 3, (2) any LNG produced from the end of the commissioning period for Train 1 until the date of first commercial delivery of LNG from Train 1 and (3) any excess LNG produced by the Liquefaction Facility that is not committed to customers under third-party SPAs or to Cheniere Marketing UK under the Amended Cheniere Marketing Foundation SPA, as determined by CCL in each contract year, in each case for a price consisting of a fixed fee of $3.00 per MMBtu of LNG plus a variable fee equal to 115% of Henry Hub per MMBtu of LNG. Under the Cheniere Marketing Base SPA, Cheniere Marketing UK may, without charge, elect to suspend deliveries of cargoes (other than commissioning cargoes) scheduled for any month under the applicable annual delivery program by providing specified notice in advance.

Services Agreements

We recorded aggregate expenses from affiliates on our Consolidated Statements of Operations of $2.2 million and $0.5 million for the nine months ended September 30, 2017 and 2016, respectively, under the services agreements below.

Gas and Power Supply Services Agreement (“G&P Agreement”)

CCL has a G&P Agreement with Cheniere Energy Shared Services, Inc. (“Shared Services”), a wholly owned subsidiary of Cheniere, pursuant to which Shared Services will manage the gas and power procurement requirements of CCL. The services include, among other services, exercising the day-to-day management of CCL’s natural gas and power supply requirements, negotiating agreements on CCL’s behalf and providing other administrative services. Prior to the substantial completion of each Train of the Liquefaction Facility, no monthly fee payment is required except for reimbursement of operating expenses. After substantial completion of each Train of the Liquefaction Facility, for services performed while the Liquefaction Facility is operational, CCL will pay, in addition to the reimbursement of operating expenses, a fixed monthly fee of $125,000 (indexed for inflation) for services with respect to such Train.

Operation and Maintenance Agreements (“O&M Agreements”)

CCL has an O&M Agreement (“CCL O&M Agreement”) with Cheniere LNG O&M Services, LLC (“O&M Services”), a wholly owned subsidiary of Cheniere, pursuant to which CCL receives all of the necessary services required to construct, operate and maintain the Liquefaction Facility. The services to be provided include, among other services, preparing and maintaining staffing plans, identifying and arranging for procurement of equipment and materials, overseeing contractors, administering various agreements and other services required to operate and maintain the Liquefaction Facility. Prior to the substantial completion of each Train of the Liquefaction Facility, no monthly fee payment is required except for reimbursement of operating expenses. After substantial completion of each Train of the Liquefaction Facility, for services performed while the Liquefaction Facility is operational, CCL will pay, in addition to the reimbursement of operating expenses, a fixed monthly fee of $125,000 (indexed for inflation) for services with respect to such Train.

CCP has an O&M Agreement (“CCP O&M Agreement”) with O&M Services pursuant to which CCP receives all of the necessary services required to construct, operate and maintain the Corpus Christi Pipeline. The services to be provided include, among other services, preparing and maintaining staffing plans, identifying and arranging for procurement of equipment and materials, overseeing contractors and other services required to operate and maintain the Corpus Christi Pipeline. CCP is required to reimburse O&M Services for all operating expenses incurred on behalf of CCP.

Management Services Agreements (“MSAs”)

CCL has an MSA with Shared Services pursuant to which Shared Services manages the construction and operation of the Liquefaction Facility, excluding those matters provided for under the G&P Agreement and the CCL O&M Agreement. The services include, among other services, exercising the day-to-day management of CCL’s affairs and business, managing CCL’s regulatory matters, preparing status reports, providing contract administration services for all contracts associated with the Liquefaction Facility and obtaining insurance. Prior to the substantial completion of each Train of the Liquefaction Facility, no monthly fee payment is required except for reimbursement of expenses. After substantial completion of each Train, CCL will pay, in addition to the reimbursement of related expenses, a monthly fee equal to 3% of the capital expenditures incurred in the previous month and a fixed monthly fee of $375,000 for services with respect to such Train.

CCP has an MSA with Shared Services pursuant to which Shared Services manages CCP’s operations and business, excluding those matters provided for under the CCP O&M Agreement. The services include, among other services, exercising the day-to-day management of CCP’s affairs and business, managing CCP’s regulatory matters, preparing status reports, providing contract administration services for all contracts associated with the Corpus Christi Pipeline and obtaining insurance. CCP is required to reimburse Shared Services for the aggregate of all costs and expenses incurred in the course of performing the services under the MSA.

Lease Agreements

CCL has agreements with Cheniere Land Holdings, LLC (“Cheniere Land Holdings”) to lease approximately 60 acres of land owned by Cheniere Land Holdings for the Liquefaction Facility. The total annual lease payment, paid in advance upon 30 days of the effective date of the respective leases, is $0.4 million, and the terms of the agreements range from three to five years. We recorded $0.2 million of lease expense related to these agreements as operating and maintenance expense—affiliate for the nine months ended September 30, 2017 and $11,000 during the nine months ended September 30, 2016. As of September 30, 2017, we had $0.3 million of prepaid expense related to this agreement in other current assets—affiliate.

In September 2016, CCP entered into a pipeline right of way easement agreement with Cheniere Land Holdings granting CCP the right to construct, install and operate a natural gas pipeline on land owned by Cheniere Land Holdings. CCP had made a one-time payment of $0.3 million to Cheniere Land Holdings for the permanent easement of this land as of December 31, 2016.

Dredge Material Disposal Agreement

CCL has a dredge material disposal agreement with Cheniere Land Holdings that terminates in 2025 which grants CCL permission to use land owned by Cheniere Land Holdings for the deposit of dredge material from the construction and maintenance of the Liquefaction Facility. Under the terms of the agreement, CCL will pay Cheniere Land Holdings $0.50 per cubic yard of dredge material deposits up to 5.0 million cubic yards.

Tug Hosting Agreement

In February 2017, CCL entered into a tug hosting agreement with Corpus Christi Tug Services, LLC (“Tug Services”) to provide certain marine structures, support services and access necessary at the Liquefaction Facility for Tug Services to provide its customers with tug boat and marine services. Tug Services is required to reimburse CCL for any third party costs incurred by CCL in connection with providing the goods and services.

State Tax Sharing Agreements
CCL has a state tax sharing agreement with Cheniere. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which CCL and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, CCL will pay to Cheniere an amount equal to the state and local tax that CCL would be required to pay if CCL’s state and local tax liability were calculated on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from CCL under this agreement; therefore, Cheniere has not demanded any such payments from CCL. The agreement is effective for tax returns due on or after May 2015.

CCP has a state tax sharing agreement with Cheniere. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which CCP and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, CCP will pay to Cheniere an amount equal to the state and local tax that CCP would be required to pay if CCP’s state and local tax liability were calculated on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from CCP under this agreement; therefore, Cheniere has not demanded any such payments from CCP. The agreement is effective for tax returns due on or after May 2015.

Equity Contribution Agreement

We have an equity contribution agreement with Cheniere pursuant to which Cheniere has agreed to provide, directly or indirectly, at our request based on reaching specified milestones of the Liquefaction Project, cash contributions up to approximately $2.6 billion for Stage 1. As of September 30, 2017, we have received $1.8 billion in contributions from Cheniere under this agreement.

RELATED PARTY TRANSACTIONS

We had $7.1 million and $2.3 million due to affiliates and $0.6 million and $1.2 million of other non-current liabilities—affiliate as of December 31, 2016 and 2015, respectively, under agreements with affiliates, as described below.

LNG Sale and Purchase Agreements

CCL has entered into two fixed-price 20-year SPAs with Cheniere Marketing International LLP (“Cheniere Marketing UK”). Under the first SPA (the “Cheniere Marketing Foundation SPA”), Cheniere Marketing UK will purchase LNG from CCL for a price consisting of a fixed fee of $3.50 (a portion of which is subject to annual adjustment for inflation) per MMBtu of LNG plus a variable fee equal to 115% of Henry Hub per MMBtu of LNG. At Cheniere Marketing UK’s option, which has not been exercised yet, the Cheniere Marketing Foundation SPA commences upon the date of first commercial delivery for Train 2 and includes an annual contract quantity of 40 million MMBtu of LNG. The second SPA (the “Cheniere Marketing Base SPA”) allows Cheniere Marketing UK to purchase, at its option, (1) up to a cumulative total of 150 million MMBtu of LNG within the commissioning periods for Trains 1 through 3, (2) any LNG produced from the end of the commissioning period for Train 1 until the date of first commercial delivery of LNG from Train 1 and (3) any excess LNG produced by the Liquefaction Facility that is not committed to customers under third-party SPAs or to Cheniere Marketing UK under the Cheniere Marketing Foundation SPA, as determined by CCL in each contract year, in each case for a price consisting of a fixed fee of $3.00 per MMBtu of LNG plus a variable fee equal to 115% of Henry Hub per MMBtu of LNG. Under the Cheniere Marketing Base SPA, Cheniere Marketing UK may, without charge, elect to suspend deliveries of cargoes (other than commissioning cargoes) scheduled for any month under the applicable annual delivery program by providing specified notice in advance.

Services Agreements

We recorded aggregate expenses from affiliates on our Consolidated and Combined Statements of Operations of $0.6 million, $5.5 million, and $7.9 million for the years ended December 31, 2016, 2015 and 2014, respectively, under the services agreements below.

Gas and Power Supply Services Agreement (“G&P Agreement”)

In May 2015, CCL entered into a gas and power supply services agreement with Cheniere Energy Shared Services, Inc. (“Shared Services”), a wholly owned subsidiary of Cheniere, pursuant to which Shared Services will manage the gas and power procurement requirements of CCL. The services include, among other services, exercising the day-to-day management of CCL’s natural gas and power supply requirements, negotiating agreements on CCL’s behalf and providing other administrative services. After substantial completion of each Train of the Liquefaction Facility, for services performed while the Liquefaction Facility is operational, CCL will pay, in addition to the reimbursement of operating expenses, a fixed monthly fee of $125,000 (indexed for inflation) for services with respect to such Train.

Operation and Maintenance Agreements (“O&M Agreements”)

In May 2015, CCL entered into an O&M Agreement (“CCL O&M Agreement”) with Cheniere LNG O&M Services, LLC (“O&M Services”), a wholly owned subsidiary of Cheniere, pursuant to which CCL receives all of the necessary services required to construct, operate and maintain the Liquefaction Facility. The services to be provided include, among other services, preparing and maintaining staffing plans, identifying and arranging for procurement of equipment and materials, overseeing contractors, administering various agreements and other services required to operate and maintain the Liquefaction Facility. Prior to the Liquefaction Facility being operational, no monthly fee payment is required except for reimbursement of operating expenses. After substantial completion of each stage of the Liquefaction Facility, for services performed while the Liquefaction Facility is operational, CCL will pay, in addition to the reimbursement of operating expenses, a fixed monthly fee of $125,000 (indexed for inflation) for services with respect to such stage.

In May 2015, CCP entered into an O&M Agreement (“CCP O&M Agreement”) with O&M Services pursuant to which CCP receives all of the necessary services required to construct, operate and maintain the Corpus Christi Pipeline. CCP is required to reimburse O&M Services for all operating expenses incurred on behalf of CCP. The services to be provided include, among other services, preparing and maintaining staffing plans, identifying and arranging for procurement of equipment and materials, overseeing contractors and other services required to operate and maintain the Corpus Christi Pipeline. CCP is required to reimburse O&M Services for all operating expenses incurred on behalf of CCP.

Management Services Agreements (“MSAs”)

In May 2015, CCL entered into an MSA with Shared Services pursuant to which Shared Services manages the construction and operation of the Liquefaction Facility, excluding those matters provided for under the G&P Agreement and the CCL O&M Agreement. The services include, among other services, exercising the day-to-day management of CCL’s affairs and business, managing CCL’s regulatory matters, preparing status reports, providing contract administration services for all contracts associated with the Liquefaction Facility and obtaining insurance. Prior to the Liquefaction Facility being operational, no monthly fee payment is required except for reimbursement of operating expenses. After substantial completion of each stage, CCL will pay, in addition to the reimbursement of related expenses, a monthly fee equal to 3% of the capital expenditures incurred in the previous month and a fixed monthly fee of $375,000 for services with respect to such stage.

In May 2015, CCP entered into an MSA with Shared Services pursuant to which Shared Services manages CCP’s operations and business, excluding those matters provided for under the CCP O&M Agreement. The services include, among other services, exercising the day-to-day management of CCP’s affairs and business, managing CCP’s regulatory matters, preparing status reports, providing contract administration services for all contracts associated with the Corpus Christi Pipeline and obtaining insurance. CCP is required to reimburse Shared Services for the aggregate of all costs and expenses incurred in the course of performing the services under the MSA.

Lease Agreements

In September 2016, CCL entered into an agreement with Cheniere Land Holdings, LLC (“Cheniere Land Holdings”) to lease 35 acres of land owned by Cheniere Land Holdings for the Liquefaction Facility. The annual lease payment is $210,000 for a five-year term. We recorded $0.1 million of lease expense related to this agreement as operating and maintenance expense—affiliate for the year ended December 31, 2016. As of December 31, 2016, we had $0.1 million of prepaid expense related to this agreement in other current assets—affiliate.

In September 2016, CCP entered into a pipeline right of way easement agreement with Cheniere Land Holdings granting CCP the right to construct, install and operate a natural gas pipeline on land owned by Cheniere Land Holdings. Under this agreement, Cheniere Land Holdings conveyed to CCP $0.1 million of assets during the year ended December 31, 2016. CCP also made a one-time payment of $0.3 million to Cheniere Land Holdings for the permanent easement of this land during the year ended December 31, 2016.

Dredge Material Disposal Agreement

CCL has entered into a dredge material disposal agreement with Cheniere Land Holdings that terminates in 2025 which grants CCL permission to use land owned by Cheniere Land Holdings for the deposit of dredge material from the construction and maintenance of the Liquefaction Facility. Under the terms of the agreement, CCL will pay Cheniere Land Holdings $0.50 per cubic yard of dredge material deposits up to 5.0 million cubic yards and a negotiated amount thereafter. As of December 31, 2016, we had $0.3 million due to affiliates under this agreement.

State Tax Sharing Agreements
In May 2015, CCL entered into a state tax sharing agreement with Cheniere. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which CCL and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, CCL will pay to Cheniere an amount equal to the state and local tax that CCL would be required to pay if CCL’s state and local tax liability were calculated on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from CCL under this agreement; therefore, Cheniere has not demanded any such payments from CCL. The agreement is effective for tax returns due on or after May 2015.

In May 2015, CCP entered into a state tax sharing agreement with Cheniere. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which CCP and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, CCP will pay to Cheniere an amount equal to the state and local tax that CCP would be required to pay if CCP’s state and local tax liability were calculated on a separate company basis. There have been no state and local taxes paid by Cheniere for which Cheniere could have demanded payment from CCP under this agreement; therefore, Cheniere has not demanded any such payments from CCP. The agreement is effective for tax returns due on or after May 2015.

Equity Contributions Agreement

In May 2015, we entered into an equity contribution agreement with Cheniere pursuant to which Cheniere has agreed to provide, directly or indirectly, at our request based on reaching specified milestones of the Liquefaction Project, cash contributions up to approximately $2.6 billion for Stage 1 of the Liquefaction Project. As of December 31, 2016, we have received $1.5 billion in contributions from Cheniere under this agreement.